Income Taxes - Provision for federal income tax statutory rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Statutory tax rate	21.00%	21.00%
State and local taxes	2.00%	2.50%
Change in valuation allowance	(19.00%)	(20.00%)
Other	1.00%	(0.10%)
Permanent differences	(5.00%)	(3.40%)